Note 24 - Financial Instruments (Details Textual) $ in Thousands	6 Months Ended
	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2018 USD ($)	Apr. 30, 2017 USD ($)
Contingent Consideration Liability [Member]
Fair Value Inputs, Weighted Average Discount Rate Increase	2.00%
Reduction in Fair Value of Contingent Consideration Liability	$ 1,400
Interest Rate Swap [Member]
Derivative Asset, Notional Amount			$ 100,000	$ 100,000
Derivative, Fixed Interest Rate			2.7205%	1.897%
Derivative, Cumulative Losses		$ 5,595
Interest Rate Swap [Member] | Interest Expense [Member]
Gain (Loss) on Derivative Instruments, Net, Pretax, Total	$ (2,260)
Measurement Input, Discount Rate [Member]
Servicing Asset, Measurement Input	0.114
Measurement Input, Discount Rate [Member] | Minimum [Member]
Servicing Asset, Measurement Input	0.025
Business Combination, Contingent Consideration, Liability, Measurement Input	0.021
Measurement Input, Discount Rate [Member] | Maximum [Member]
Servicing Asset, Measurement Input	0.050
Business Combination, Contingent Consideration, Liability, Measurement Input	0.088
Measurement Input, Discount Rate [Member] | Weighted Average [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input	0.046